Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
Note 22: SUBSEQUENT EVENTS

On March 30, 2016, the Company received a message from Vale International stating that Vale International will not be performing the service contract entered into between Corporacion Navios S.A. and Vale International on September 27, 2013 for the iron ore port facility currently under construction in Nueva Palmira, Uruguay. While the Company believes that Vale International's position is without merit and that the contract remains in force, no assurances can be provided that Vale International will finally perform the contract, failing which, the Company will take legal measures to enforce its entitlement to damages in accordance with the contract terms. If Vale International fails to perform the contract, there may be a significant impact on the Company's business.